Business Combinations	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Business Combinations

4. Business Combinations

In May 2012, the Company acquired all of the equity interests of TC3 Health, Inc. (“TC3”), a technology-enabled provider of cost containment and payment integrity solutions for healthcare payers.

In June 2013, the Company acquired all of the equity interests of Goold Health Systems (“Goold”), a technology-enabled provider of pharmacy benefit and related services primarily to state Medicaid agencies across the nation.

In February 2014, the Company acquired all of the equity interests of Vieosoft, Inc. (“Vieosoft”), a development stage enterprise.

In July 2014, the Company acquired all of the equity interests of Capario, Inc. (“Capario”), a technology-enabled provider of revenue cycle management solutions.

In November 2014, the Company acquired all of the equity interests of Change Healthcare Corporation (“Change Healthcare”), a technology-enabled provider of healthcare consumer engagement and transparency solutions.

In December 2014, the Company acquired all of the equity interests of Adminisource Communications, Inc. (“Adminisource”), a technology-enabled provider of payment and communication solutions.

The following table summarizes certain information related to these acquisitions. The preliminary values of the consideration transferred, assets acquired and liabilities assumed in the Change Healthcare and Adminsource acquisitions, including the related tax effects, are subject to receipt of a final valuation and a final working capital settlement.

	Adminisource	Change Healthcare	Capario	Vieosoft	Goold	TC3
Total Consideration Fair Value at Acquisition Date:
Cash paid at closing	$34,825	$138,329	$89,423	$800	$19,391	$61,351
Contingent consideration	—	4,680	—	6,015	5,553	—
Parent options fair value	—	650	—	—	—	—
Other	(276)	(380)	(219)	—	(5)	383
	$34,549	$143,279	$89,204	$6,815	$24,939	$61,734
Allocation of the Consideration Transferred:
Cash	$20	$8,053	$2,292	$21	$1,101	$2,340
Accounts receivable	7,521	360	4,839	—	3,435	2,662
Deferred income tax assets	3,622	3,363	275	—	—	348
Prepaid expenses and other current assets	839	436	1,113	—	647	155
Property and equipment	1,324	8,393	9,580	—	7,695	10,414
Identifiable intangible assets:
Tradename	—	6,380	900	—	—	530
Noncompetition agreements	—	2,800	2,740	1,320	280	1,300
Customer relationships	20,947	4,350	38,510	—	5,160	18,810
Backlog and other	—	—	—	2,060	460	—
Goodwill	4,025	113,939	76,279	6,159	14,300	38,634
Accounts payable	(279)	(174)	(2,270)	—	(541)	—
Accrued expenses	(2,049)	(2,248)	(8,818)	(194)	(2,076)	(4,783)
Deferred revenues	(1,421)	(373)	(2)	—	(101)	—
Current maturities of long-term debt	—	—	(2,600)	(1,877)	(218)	—
Deferred income tax liabilities	—	—	(14,642)	(674)	(5,203)	(8,592)
Long-term debt	—	(2,000)	(18,785)	—	—	—
Other long-term liabilities	—	—	(207)	—	—	(84)
Total consideration transferred	$34,549	$143,279	$89,204	$6,815	$24,939	$61,734
Acquisition costs in sales, marketing, general and administrative expense:
For the year ended December 31, 2014	$553	$732	$975	$112	$—	$—
For the year ended December 31, 2013	$—	$—	$—	$199	$255	$—
For the year ended December 31, 2012	$—	$—	$—	$—	$176	$513

	Adminisource	Change Healthcare	Capario	Vieosoft	Goold	TC3
Other Information:
Gross contractual accounts receivable	$7,521	$360	$5,112	$—	$3,435	$2,943
Amount not expected to be collected	$—	$—	$273	$—	$—	$—
Goodwill expected to be deductible for tax purposes	$—	$—	$—	$—	$—	$—
Contingent Consideration Information:
Contingent consideration range	N/A	$0-$50,000	N/A	$0-$43,104	$0-15,000	N/A
Measurement period	N/A	January 1, 2015 to December 31, 2017	N/A	February 12, 2014 to December 31, 2017	July 1, 2013 to September 30, 2014	N/A
Basis of measurement	N/A	Revenue performance	N/A	Milestone achievement, revenue performance	Award of contracts with annual revenue exceeding targeted amount	N/A
Type of measurement	N/A	Level 3	N/A	Level 3	Level 3	N/A
Key assumptions at the acquisition date:
Range of annual revenue performance	N/A	$5,516 -$51,376	N/A	$3,118-$67,925	N/A	N/A
Probability of achieving milestone objectives	N/A	N/A	N/A	90%	N/A	N/A
Probability of achieving minimum gross profit margin	N/A	N/A	N/A	5% for 2015 -90% for 2017	N/A	N/A
Probability of winning new contracts	N/A	N/A	N/A	N/A	10%-50%	N/A
Probability of retaining contracts that expire during the measurement period	N/A	N/A	N/A	N/A	90%	N/A
Range of baseline revenue retention for existing customers	N/A	N/A	N/A	N/A	75%-125%	N/A
Expected payment date(s)	N/A	2016-2018	N/A	2015-2017	12/15/2014	N/A
Discount rate(s)	N/A	10.9% to 11.7%	N/A	5.2% to 53.2%	15.4%	N/A
Increase (decrease) to net loss:
For the year ended December 31, 2014	N/A	$—	N/A	$(1,270)	$2,577	N/A
For the year ended December 31, 2013	N/A	$—	N/A	$—	$(69)	N/A
For the year ended December 31, 2012	N/A	$—	N/A	$—	$—	N/A

In January 2015, the Company paid approximately $8,057 to the former stockholders of Goold in full satisfaction of its contingent consideration liability.

The Company generally recognizes goodwill attributable to the assembled workforce and expected synergies among the operations of the acquired entities and the Company’s existing operations. In the case of the Company’s acquisitions of operating companies, synergies generally have resulted from the elimination of duplicative facilities and personnel costs and cross selling opportunities among the Company’s existing customer base. Goodwill is generally deductible for federal income tax purposes when a business combination is treated as an asset purchase. Goodwill is generally not deductible for federal income tax purposes when the business combination is treated as a stock purchase.